UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number: 28-7120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Nathan
Title:  Chief Risk Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Scott A. Nathan                Boston, MA                         8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $    3,836,200
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLIANCE ONE INTL INC       COM             018772103   30,402  8,786,700 SH       SOLE                 8,786,700      0    0
ALLIED NEVADA GOLD CORP     COM             019344100  143,420  5,053,550 SH       SOLE                 5,053,550      0    0
AVEO PHARMACEUTICALS INC    COM             053588109   61,829  5,084,652 SH       SOLE                 5,084,652      0    0
BP PLC                      SPONSORED ADR   055622104  545,502 13,455,900 SH       SOLE                13,455,900      0    0
CENTRAL PAC FINL CORP       COM NEW         154760409   25,416  1,800,000 SH       SOLE                 1,800,000      0    0
ENZON PHARMACEUTICALS INC   COM             293904108   61,836  9,000,878 SH       SOLE                 9,000,878      0    0
GENWORTH FINL INC           COM CL A        37247D106   84,900 15,000,000 SH       SOLE                15,000,000      0    0
HESS CORP                   COM             42809H107   43,450  1,000,000 SH       SOLE                 1,000,000      0    0
HEWLETT PACKARD CO          COM             428236103  539,966 26,850,601 SH       SOLE                26,850,601      0    0
IDENIX PHARMACEUTICALS INC  COM             45166R204  102,800 10,000,000 SH       SOLE                10,000,000      0    0
ITURAN LOCATION AND CONTROL SHS             M6158M104   18,492  1,685,666 SH       SOLE                 1,685,666      0    0
MICROSOFT CORP              COM             594918104  214,130  7,000,000 SH       SOLE                 7,000,000      0    0
NEWS CORP                   CL A            65248E104  335,279 15,041,665 SH       SOLE                15,041,665      0    0
NEWS CORP                   CL B            65248E203  240,026 10,658,335 SH       SOLE                10,658,335      0    0
NOVACOPPER INC              COM             66988K102    6,332  3,150,318 SH       SOLE                 3,150,318      0    0
NOVAGOLD RES INC            COM NEW         66987E206   84,480 16,000,000 SH       SOLE                16,000,000      0    0
ORACLE CORP                 COM             68389X105  469,260 15,800,000 SH       SOLE                15,800,000      0    0
SYCAMORE NETWORKS INC       COM NEW         871206405    7,708    530,871 SH       SOLE                   530,871      0    0
SYNERON MEDICAL LTD         ORD SHS         M87245102   41,520  4,000,000 SH       SOLE                 4,000,000      0    0
THERAVANCE INC              COM             88338T104  323,385 14,553,800 SH       SOLE                14,553,800      0    0
THERAVANCE INC              NOTE 3.000% 1/1 88338TAA2   54,251 51,000,000 PRN      SOLE                51,000,000      0    0
VIASAT INC                  COM             92552V100  401,816 10,638,488 SH       SOLE                10,638,488      0    0


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